GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Government Grants
The firm commitments schedule is set forth below:

In the normal course of the business, the Company enters into agreements with third parties for the purchase of raw material, mainly corn and soymeal. The agreed prices in these agreements can be fixed or variable. The Company also enters into other agreements, such as electricity supply, packaging supplies, construction of buildings and others for the supply of its manufacturing activities. The firm commitments schedule is set forth below:

12.31.21
Current	5,090,205
Non-current	3,281,309
2023	1,395,346
2024	703,803
2025	411,255
2026	273,528
2027 onwards	497,377
8,371,514